Accounting principles and methods used - Summary of impacts of first application of IFRS 16 on opening balance sheet (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
ASSETS
Intangible assets	€ 23		€ 29
Right-of-use assets related to leases	22,060
Property, plant, and equipment	20,905		20,219
Other non-current financial assets	6,144		6,033
Total non-currentassets	49,131		26,281
Total current assets	137,531		145,468
TOTAL ASSETS	186,662		171,749
Shareholders' equity
Total shareholders' equity	116,327		121,286	€ 204,924	€ 129,923
Non-currentliabilities
Long-term financial debt	1,003		1,278
Long-term lease debt	21,038
Non-current provisions	1,620		1,536
Other non-currentliabilities	873		4,105
Total non-currentliabilities	24,533		6,919
Current liabilities
Short-term financial debt	572		1,201
Short-term lease debt	3,162
Current provisions	595		1,270
Supplier accounts payable	22,308		28,567
Other current liabilities	19,164		12,506
Total current liabilities	45,801		43,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 186,662		€ 171,749
IFRS 16 [member]
ASSETS
Right-of-use assets related to leases		€ 23,792
Total non-currentassets		23,792
TOTAL ASSETS		23,792
Non-currentliabilities
Long-term lease debt		22,682
Other non-currentliabilities		(1,546)
Total non-currentliabilities		21,136
Current liabilities
Short-term lease debt		2,973
Other current liabilities		(317)
Total current liabilities		2,656
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		23,792
After IFRS 16 adoption [member]
ASSETS
Intangible assets		29
Right-of-use assets related to leases		23,792
Property, plant, and equipment		20,219
Other non-current financial assets		6,033
Total non-currentassets		50,074
Total current assets		145,468
TOTAL ASSETS		195,542
Shareholders' equity
Total shareholders' equity		121,286
Non-currentliabilities
Long-term financial debt		1,278
Long-term lease debt		22,682
Non-current provisions		1,536
Other non-currentliabilities		2,559
Total non-currentliabilities		28,055
Current liabilities
Short-term financial debt		1,201
Short-term lease debt		2,973
Current provisions		1,270
Supplier accounts payable		28,567
Other current liabilities		12,189
Total current liabilities		46,200
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		€ 195,542